Quarterly Holdings Report
for
Fidelity® Series Canada Fund
January 31, 2024
SAD-NPRT1-0324
1.9883884.106
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 1.5%
Quebecor, Inc.:
Class A	2,047,800	52,777,173
Class B (sub. vtg.)	1,018,200	24,757,304
		77,534,477
Wireless Telecommunication Services - 1.3%
Rogers Communications, Inc. Class B (non-vtg.)	1,445,300	67,510,759
TOTAL COMMUNICATION SERVICES		145,045,236
CONSUMER DISCRETIONARY - 7.0%
Automobile Components - 0.8%
Magna International, Inc. Class A (sub. vtg.) (a)	710,300	40,368,941
Broadline Retail - 2.7%
Dollarama, Inc.	1,904,100	139,743,053
Hotels, Restaurants & Leisure - 2.4%
Restaurant Brands International, Inc.	1,608,100	125,530,957
Specialty Retail - 0.5%
Aritzia, Inc. (b)	737,400	17,940,685
Diversified Royalty Corp. (a)	4,235,500	8,915,516
		26,856,201
Textiles, Apparel & Luxury Goods - 0.6%
Canada Goose Holdings, Inc. (a)(b)	587,532	7,044,528
Gildan Activewear, Inc.	736,300	24,316,055
		31,360,583
TOTAL CONSUMER DISCRETIONARY		363,859,735
CONSUMER STAPLES - 8.4%
Beverages - 0.1%
GURU Organic Energy Corp. (b)(c)	1,603,234	2,754,636
Consumer Staples Distribution & Retail - 7.9%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	4,368,200	255,961,022
Metro, Inc.	2,204,900	115,767,705
North West Co., Inc.	1,415,100	40,933,645
		412,662,372
Personal Care Products - 0.4%
Jamieson Wellness, Inc. (d)	887,700	20,395,740
TOTAL CONSUMER STAPLES		435,812,748
ENERGY - 17.2%
Energy Equipment & Services - 0.7%
Pason Systems, Inc.	3,322,200	36,423,242
Oil, Gas & Consumable Fuels - 16.5%
Cameco Corp.	1,192,500	56,935,234
Canadian Natural Resources Ltd.	4,340,300	277,763,704
Enbridge, Inc. (a)	3,141,400	111,547,797
MEG Energy Corp. (b)	123,200	2,329,387
Parkland Corp.	1,931,400	65,909,950
PrairieSky Royalty Ltd. (a)	9,878,080	162,963,155
Suncor Energy, Inc.	5,568,000	184,378,266
		861,827,493
TOTAL ENERGY		898,250,735
FINANCIALS - 28.4%
Banks - 16.1%
Bank of Montreal (a)	2,728,800	257,038,367
Royal Bank of Canada (a)	2,228,000	217,439,012
The Toronto-Dominion Bank	6,008,930	365,018,646
		839,496,025
Capital Markets - 6.0%
Brookfield Asset Management Ltd. Class A	2,426,172	97,555,772
Brookfield Corp. (Canada) Class A	3,387,888	134,462,199
TMX Group Ltd.	3,311,000	81,885,343
		313,903,314
Insurance - 6.3%
Definity Financial Corp.	2,430,324	70,716,111
Intact Financial Corp.	678,200	106,059,392
Sun Life Financial, Inc.	2,894,300	150,026,975
		326,802,478
TOTAL FINANCIALS		1,480,201,817
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Andlauer Healthcare Group, Inc.	1,343,270	39,205,560
INDUSTRIALS - 14.0%
Commercial Services & Supplies - 2.5%
GFL Environmental, Inc.	3,911,614	132,903,810
Ground Transportation - 9.1%
Canadian National Railway Co. (a)	1,181,600	146,578,339
Canadian Pacific Kansas City Ltd.	4,079,921	328,317,641
		474,895,980
Professional Services - 2.4%
Thomson Reuters Corp.	841,200	124,892,656
TOTAL INDUSTRIALS		732,692,446
INFORMATION TECHNOLOGY - 10.2%
IT Services - 4.1%
Shopify, Inc. Class A (b)	2,659,200	212,882,365
Software - 6.1%
ApplyBoard, Inc. (b)(e)(f)	10,248	670,014
ApplyBoard, Inc. (non-vtg.) (b)(e)(f)	2,527	165,215
Computer Modelling Group Ltd.	2,283,900	17,514,232
Constellation Software, Inc.	92,100	254,550,713
Constellation Software, Inc. warrants 8/22/28 (b)(f)	47,800	4
Dye & Durham Ltd. (c)	3,688,800	35,860,475
Lumine Group, Inc.	432,740	10,093,887
		318,854,540
TOTAL INFORMATION TECHNOLOGY		531,736,905
MATERIALS - 9.7%
Chemicals - 1.8%
Nutrien Ltd.	1,898,678	94,676,167
Containers & Packaging - 0.9%
CCL Industries, Inc.:
Class A	153,400	6,559,534
Class B	1,000,800	42,832,409
		49,391,943
Metals & Mining - 6.3%
Franco-Nevada Corp.	1,511,819	163,568,144
Lundin Mining Corp.	4,985,200	40,713,672
Triple Flag Precious Metals Corp.	879,300	11,268,801
Wheaton Precious Metals Corp.	2,429,500	113,862,765
		329,413,382
Paper & Forest Products - 0.7%
Stella-Jones, Inc.	582,600	34,467,629
TOTAL MATERIALS		507,949,121
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	331,100	9,244,312
TOTAL COMMON STOCKS (Cost $3,545,691,768)		5,143,998,615

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ApplyBoard, Inc.:
Series A1 (b)(e)(f)	12,606	824,180
Series A2 (b)(e)(f)	9,868	645,170
Series A3 (b)(e)(f)	563	36,809
Series D (b)(e)(f)	27,521	1,799,323
Series Seed (b)(e)(f)	3,768	246,352
(Cost $4,705,692)		3,551,834

Convertible Bonds - 0.2%
		Principal Amount (g)	Value ($)
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Cineplex, Inc. 5.75% 9/30/25 (d) (Cost $8,482,288)	CAD	11,947,000	8,886,162

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (h)	3,793,715	3,794,473
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	337,544,929	337,578,683
TOTAL MONEY MARKET FUNDS (Cost $341,373,156)		341,373,156

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $3,900,252,904)	5,497,809,767
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(281,614,779)
NET ASSETS - 100.0%	5,216,194,988

Currency Abbreviations
CAD	-	Canadian dollar

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,281,902 or 0.6% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,387,063 or 0.1% of net assets.

(f)	Level 3 security
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ApplyBoard, Inc.	6/04/21 - 6/30/21	524,312

ApplyBoard, Inc. (non-vtg.)	6/30/21	269,861

ApplyBoard, Inc. Series A1	6/04/21	816,255

ApplyBoard, Inc. Series A2	6/04/21	638,966

ApplyBoard, Inc. Series A3	6/04/21	36,455

ApplyBoard, Inc. Series D	6/04/21	2,970,033

ApplyBoard, Inc. Series Seed	6/04/21	243,983

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	11,237,729	46,769,930	54,213,186	109,188	-	-	3,794,473	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	223,158,876	1,860,336,962	1,745,917,155	593,069	-	-	337,578,683	1.4%
Total	234,396,605	1,907,106,892	1,800,130,341	702,257	-	-	341,373,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Dye & Durham Ltd.	21,565,749	479,019	554,344	42,808	235,945	14,134,106	35,860,475
GURU Organic Energy Corp.	2,630,712	-	49,188	-	(54,226)	227,338	2,754,636
Total	24,196,461	479,019	603,532	42,808	181,719	14,361,444	38,615,111

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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